SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIE and its subsidiaries

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIE and VIE’s subsidiaries included in the Company, its subsidiaries, the VIE and VIE subsidiaries’ consolidated financial statements after the elimination of intercompany balances and transactions among the VIE and VIE’s subsidiaries, and the Company and its subsidiaries are as follows:

	September 30,	September 30,
	2021	2020
ASSETS
Current assets:
Cash and cash equivalents	$4,161,582	$5,493,215
Restricted cash	2,140,016	—
Accounts receivable, net	1,733,306	660,398
Bank acceptance receivable	11,722,096	11,460,512
Inventories, net	12,495,831	11,994,471
Advances to suppliers, net	1,380,757	465,755
Other current assets	423,331	535,981
Total current assets	34,056,919	30,610,332
Property and equipment, net	9,041,995	7,395,965
Intangible assets, net	1,927,933	1,881,722
Long-term investment	639,466	540,517
Long term security deposits	188,913	179,325
Right of use assets-lease	118,154	134,511
Deferred tax assets	427,172	361,250
Total assets	$46,400,552	$41,103,622
LIABILITIES
Current liabilities:
Bank loans	$—	$7,349,375
Accounts payable	6,642,625	3,958,804
Advance from customers	2,467,296	3,511,198
Advance from customers - related parties	17,318	33,152
Bank notes payable	7,867,018	—
Deferred government grants - current	351,567	384,802
Taxes payable	371,325	1,322,354
Operating lease liabilities, current	55,847	22,354
Accrued expenses and other payables	466,188	1,301,881
Total current liabilities	18,239,184	17,883,920
Operating lease liabilities, long term	106,180	124,406
Deferred government grants - noncurrent	403,745	722,137
Total liabilities	18,749,109	18,730,463

	For the year ended
	September 30,
	2021	2020	2019
Net revenue	$57,049,381	$46,731,913	$46,096,684
Income from operations	$2,370,647	$4,840,614	$6,178,538
Net income	$2,857,492	$4,936,357	$5,908,479

	For the Year Ended
	September 30,
	2021	2020	2019
Net cash provided by (used in) operating activities	$2,122,539	$4,131,468	$(580,193)
Net cash used in investing activities	(1,781,618)	(5,648,762)	(800,254)
Net cash provided by (used in) financing activities	123,697	2,140,503	507,202
Effect of exchange rate on cash	343,759	275,566	(157,094)
Net increase (decrease) in cash and cash equivalents	$808,377	$898,775	$(1,030,339)

Schedule of estimated useful lives of the assets

Items	Useful life
Property and buildings	20–25 years
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of estimated useful lives of intangible assets

Items	Useful life
Land use rights	50 years
Software	10 years
License for drug manufacturing	10 years

Schedule of shareholders' equity for the non-controlling interest from each subsidiary that is not 100% owned

The following table summarizes the shareholders’ equity for the non-controlling interest from each subsidiary that is not 100% owned by the Company:

	As of
	September 30,	September 30,
	2021	2020
Gansu QLS	$240,683	$387,420
Chengdu QLS and subsidiaries	1,569,169	2,355,853
Total	$1,809,852	$2,743,273

Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30, 2021, 2020 and 2019:

	For the Years ended September 30,
	2021	2020	2019
Numerator:
Net income attributable to ordinary shareholders	$3,152,868	$5,063,710	$5,332,318

Denominator:
Weighted-average number of ordinary shares outstanding – basic	34,089,286	30,000,000	30,000,000
Outstanding warrants	—	—	—
Potentially dilutive shares from outstanding options and warrants	—	—	—
Weighted-average number of ordinary shares outstanding – diluted	34,089,286	30,000,000	30,000,000
Earnings per share – basic	$0.09	$0.17	$0.18
Earnings per share – diluted	$0.09	$0.17	$0.18

Schedule of currency exchange rates

	September 30, 2021	September 30, 2020	September 30, 2019
Year-end spot rate	US$1=RMB 6.4580	US$1=RMB 6.8033	US$1=RMB 7.1383

Average rate	US$1=RMB 6.5095	US$1=RMB 7.0077	US$1=RMB 6.8767

Schedule of reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on recurring basis

The following is a reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on a recurring basis for the year ended September 30, 2021 and 2020:

	As of	As of
	September 30,	September 30,
	2021	2020
Beginning balance	$—	$—
Fair value of investment in available-for-sale securities at inception	20,000,000	—
Change in fair value	323,400	—
Ending balance	$20,323,400	$—